Accounts Receivable (Details) ¥ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts Receivable [Abstract]
Accounts receivable	$ 1,100,000	¥ 7.8	$ 2,000,000	¥ 13.5
Working capital loan	$ 760,574